LEASES - Maturity of lease payments (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp) contract	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
LEASES
Total lease payments	Rp 29,235		Rp 24,402
Interest	(5,310)		(4,100)
Net present value of lease payments	23,925		20,302
Current	(5,447)	$ (338)	(5,458)
Non-current	Rp 18,478	$ 1,148	14,844
Number of lease contracts with variable lease payments | contract	0
No later than a year
LEASES
Total lease payments	Rp 6,640		6,513
Later than 1 year and no later than 5 years
LEASES
Total lease payments	14,184		11,460
Later than 5 years
LEASES
Total lease payments	Rp 8,411		Rp 6,429